Segment Reporting - Schedule of Breakdown of Total Revenues by Geographic Market (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Breakdown of Total Revenues by Geographic Market [Line Items]
Total Amount of Revenue	$ 63,311,196	$ 49,864,047	$ 50,815,675
Percentage of Revenue	100.00%	100.00%
Asia Other than Mainland China [Member]
Schedule of Breakdown of Total Revenues by Geographic Market [Line Items]
Total Amount of Revenue	$ 14,790,511	$ 4,486,691
Percentage of Revenue	23.00%	9.00%
Others [Member]
Schedule of Breakdown of Total Revenues by Geographic Market [Line Items]
Total Amount of Revenue	$ 9,211,357	$ 5,480,125
Percentage of Revenue	15.00%	11.00%
Mainland China [Member]
Schedule of Breakdown of Total Revenues by Geographic Market [Line Items]
Total Amount of Revenue	$ 39,309,328	$ 39,897,231
Percentage of Revenue	62.00%	80.00%